Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation

The financial statements of the subsidiaries are prepared for the same period and amended where required to be compliant with the Group’s accounting policies.

The consolidated financial statements comprise the financial statements of International General Insurance Holdings Ltd. and its subsidiaries as at 31 December 2021. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

•        Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•        Exposure, or rights, to variable returns from its involvement with the investee, and

•        The ability to use its power over the investee to affect its returns

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•        The contractual arrangement with the other vote holders of the investee

•        Rights arising from other contractual arrangements

•        The Group’s voting rights and potential voting rights

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Subsidiaries are fully consolidated from the date of acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

All intercompany transactions, balances and unrealized gains and losses on transactions between Group companies are eliminated in full.

The Group has the following subsidiaries and branches:

	Country of incorporation	Activity	Ownership
			2021	2020
International General Insurance Holdings Limited	United Arab Emirates	Reinsurance and insurance	100%	100%
Tiberius Acquisition Corporation	United States of America	Special purpose acquisition company	100%	100%

The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited:

I.G.I Underwriting/Jordan “Exempted”	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%

The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd.:

Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
International General Insurance Company (Europe) SE*	Malta	Reinsurance and insurance	100%	—
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%
Branches:
International General Insurance Company Ltd. – Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%

*        International General Insurance Company (Europe) SE was acquired by the Group on 25 June 2021 (note 34).

Changes in accounting policies

The accounting policies used in the preparation of the consolidated financial statements are consistent with those used in the preparation of the annual consolidated financial statements for the year ended 31 December 2020.

There are no new standards or amendments effective in 2021 that have a material impact on the Group’s consolidated financial statements.

Standards issued but not yet effective

IFRS 17 Insurance Contracts

IFRS 17 provides a comprehensive model for insurance contracts covering the recognition and measurement and presentation and disclosure of insurance contracts and replaces IFRS 4 — Insurance Contracts. The standard applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. The standard general model is supplemented by the variable fee approach and the premium allocation approach.

The new standard will be effective for annual periods beginning on or after 1 January 2023 with comparative figures required. Early application is permitted provided that the entity also applies IFRS 9 on or before the date it first applies IFRS 17.

The Group will be voluntarily changing its basis of accounting from IFRS to the Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”) and will present its consolidated financial statements in U.S. GAAP effective 1 January, 2023 (the “first reporting period”). Accordingly, the Group is currently in the process of evaluating the potential transitional impact of such change and its first application of U.S. GAAP. As a result, the Group has discontinued the process of implementing IFRS 17.

Summary of significant accounting policies

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank balances, and short-term deposits with an original maturity of three months or less.

Term deposits

The term deposits are interest bearing bank deposits with original maturity over 3 months.

Insurance receivables

Insurance receivables are recognized when due and are measured on initial recognition at the fair value of the consideration to be received. The Group uses a provision matrix to calculate expected credit losses for insurance receivables. The provision rates are based on days past due and not based on groupings of various policy holder’s segments that have similar default loss-patterns.

Financial assets

a)      Initial recognition and measurement

Financial assets are classified, at initial recognition, at cost and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss (FVTPL).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

Financial instruments are initially recognized on the trade date measured at their fair value. Except for financial assets recorded at FVTPL, transaction costs are added to this amount.

The Group classifies all of its financial assets based on the business model for managing the assets and the asset’s contractual terms. The categories include the following:

•        Amortized cost

•        FVOCI

•        FVTPL

i) Bonds and debt instruments measured at amortized cost

Bonds and debt instruments are held at amortized cost if both of the following conditions are met:

•        The instruments are held within a business model with the objective of holding the instrument to collect the contractual cash flows.

•        The contractual terms of the debt instrument give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.

The details of these conditions are outlined below.

Business model assessment

The Group determines its business model at the level that best reflects how it manages groups of financial assets to achieve its business objective.

The Group holds financial assets to generate returns and provide a capital base to provide for settlement of claims as they arise. The Group considers the timing, amount and volatility of cash flow requirements to support insurance liability portfolios in determining the business model for the assets as well as the potential to maximize return for shareholders and future business development.

The Group business model is not assessed on an instrument-by-instrument basis, but at a higher level of aggregated portfolios that is based on observable factors such as:

•        How the performance of the business model and the financial assets held within that business model are evaluated and reported to the Group’s key management personnel.

•        The risks that affect the performance of the business model (and the financial assets held within that business model) and, in particular, the way those risks are managed.

•        How managers of the business are compensated (for example, whether the compensation is based on the fair value of the assets managed or on the contractual cash flows collected).

•        The expected frequency, value and timing of asset sales are also important aspects of the Group’s assessment.

The business model assessment is based on reasonably expected scenarios without taking ‘worst case’ or ‘stress case’ scenarios into account. If cash flows after initial recognition are realized in a way that is different from the Group original expectations, the Group does not change the classification of the remaining financial assets held in that business model but incorporates such information when assessing newly originated or newly purchased financial assets going forward.

The SPPI test

As a second step of its classification process the Group assesses the contractual terms to identify whether they meet the SPPI test.

‘Principal’ for the purpose of this test is defined as the fair value of the financial asset at initial recognition and may change over the life of the financial asset (for example, if there are repayments of principal or amortization of the premium/discount).

The most significant elements of interest within a debt arrangement are typically the consideration for the time value of money and credit risk. To make the SPPI assessment, the Group applies judgement and considers relevant factors such as the currency in which the financial asset is denominated, and the period for which the interest rate is set.

Bonds and debt instruments measured at fair value through other comprehensive income

The Group applies this category under IFRS 9 for debt instruments measured at FVOCI when both of the following conditions are met:

•        The instrument is held within a business model, the objective of which is both collecting contractual cash flows and selling financial assets.

•        The contractual terms of the financial asset meet the SPPI test.

Bonds and debt instruments in this category are those that are intended to be held to collect contractual cash flows and which may be sold in response to needs for liquidity or in response to changes in market conditions.

ii)      Financial assets measured at fair value through profit or loss (Quoted funds, alternative investments and quoted equities)

Financial assets in this category are those assets which have been either designated by management upon initial recognition or are mandatorily required to be measured at fair value under IFRS 9. Management designates an instrument as FVTPL that otherwise meet the requirements to be measured at amortized cost or at FVOCI only if it eliminates, or significantly reduces, an accounting mismatch that would otherwise arise. Financial assets with contractual cash flows not representing solely payment of principal and interest are mandatorily required to be measured at FVTPL.

Financial assets at FVTPL are subsequently measured at fair value. Changes in fair value are recognized in the consolidated statement of income. Interest income is recognized using the effective interest method.

Dividend income from equity investments measured at FVTPL is recognized in the consolidated statement of income when the right to the payment has been established.

iii)    Financial assets measured at fair value through other comprehensive income (Quoted and unquoted equities)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 “Financial Instruments: Presentation”, and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Financial assets measured at fair value through other comprehensive income include equities investments. Equity investments classified as financial assets measured at fair value through other comprehensive income are those, which are not classified as financial assets measured at fair value through profit or loss.

iv)     Reclassification of financial assets and liabilities

The Group does not reclassify its financial assets subsequent to their initial recognition, apart from the exceptional circumstances in which the Group terminates a business line or changes its business model for managing financial assets. A change in Group business model will occur only when Group management determines change as a result of external or internal changes which are significant to the Group operations. Reclassifications shall all be recorded prospectively from the reclassification date.

b)      Subsequent measurement

For purposes of subsequent measurement, financial assets in the scope of IFRS 9 are classified in four categories:

•        Financial assets at amortized cost (bonds, debt instruments)

•        Financial assets at fair value through OCI with recycling of cumulative gains and losses (bonds and debt instruments)

•        Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

•        Financial assets at fair value through profit or loss

i)       Financial assets at amortized cost (bonds, debt instruments)

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in the consolidated statement of income when the asset is derecognized, modified, or impaired.

The Group’s debt instruments at amortized cost includes investments in unquoted debt instruments.

ii)      Financial assets at fair value through OCI (debt instruments)

For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the consolidated statement of income and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to the consolidated statement of income.

The Group’s debt instruments at fair value through OCI includes investments in quoted debt instruments.

iii)    Financial assets designated at fair value through OCI (equity instruments)

Gains and losses on these financial assets are never recycled to the consolidated statement of income. Dividends are recognized as investment income in the consolidated statement of income when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Group elected to classify irrevocably its unquoted equity investments and some quoted equity investments under this category.

iv)     Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of income.

This category includes quoted funds, alternative investments and quoted equity investments which the Group had not irrevocably elected to classify at fair value through OCI.

Dividends on quoted equity investments are also recognized as investment income in the consolidated statement of income when the right of payment has been established.

c)      Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•        The rights to receive cash flows from the asset have expired, or

•        The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

d)      Impairment of financial assets in scope of IFRS 9

The Group recognizes an allowance for expected credit losses (ECLs) for debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms, if any.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For debt instruments at fair value through OCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the credit rating of the debt instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

The Group’s debt instruments at fair value through OCI comprise solely of quoted bonds that are graded in the top investment category by accredited rating agencies and, therefore, are considered to be low credit risk investments. It is the Group’s policy to measure ECLs on such instruments on a 12-month basis. However, when there has been a significant increase in credit risk since origination, the allowance will be based on the lifetime ECL. The Group uses the ratings from accredited rating agencies to monitor the changes in the credit ratings, determine whether the debt instrument has significantly increased in credit risk and to estimate ECLs.

The ECLs for debt instruments measured at FVOCI do not reduce the carrying amount of these financial assets in the statement of financial position, which remains at fair value. Instead, an amount equal to the allowance that would arise if the assets were measured at amortized cost is recognized in OCI with a corresponding charge to the consolidated statement of income. The accumulated gain recognized in OCI is recycled to the consolidated statement of income upon derecognition of the assets.

The Group considers a financial asset in default when contractual payments are 30 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial assets are written off either partially or in their entirety only when the Group has stopped pursuing the recovery. If the amount to be written off is greater than the accumulated loss allowance, the difference is first treated as an addition to the allowance that is then applied against the gross carrying amount. Any subsequent recoveries are credited to credit loss expense. There were no write-offs over the periods reported in these consolidated financial statements.

For cash flow purposes the Group classifies the cash flow for the acquisition and disposal of financial assets as operating cash flows, as the purchases of these investments is funded from the net cash flows associated with the origination of insurance and investment contracts and payment of benefits and claims incurred for such insurance contracts, which are respectively treated under operating activities.

Derivative financial instruments

Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Warrants are accounted for as derivative financial instruments (a financial liability) as they give the holder the right to obtain a variable number of common (ordinary) shares, dependent on the characteristics of the Warrant holder and the occurrence of some uncertain future events that are not within the control of the Group.

The Warrants shall lapse and expire after five years from the closing of the Business Combination transaction (note 33).

Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of income (within profit and loss) as the Group has not designated derivative financial instruments under hedging arrangements.

Investments in associates

The Group’s investment in its associates is accounted for using the equity method of accounting. An associate is an entity in which the Group has significant influence, and which is neither a subsidiary nor a joint venture.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries.

Under the equity method, the investment in the associate is carried in the consolidated statement of financial position at cost plus post-acquisition changes in the Group’s share of net assets of the associate.

Profits or losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.

The share of profit or loss of the associate is shown on the face of the consolidated statement of income. This is profit attributable to equity holders of the associate and, therefore, is profit after tax and non-controlling interests in the subsidiaries of the associates.

The financial statements of the associate are prepared for the same reporting period as the Group. Where necessary, adjustments are made to bring its accounting policies in line with the Group’s.

After application of the equity method, the Group determines whether it is necessary to recognize an additional impairment loss on the Group’s investments in associates. The Group determines at each reporting date, whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in the ‘share of profit or loss of an associate’ in the consolidated statement of income.

Upon loss of significant influence over the associate, the Group measures and recognizes any remaining investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the remaining investment and proceeds from disposal is recognized in consolidated statement of income.

The associates’ functional currency is the currency of a hyperinflationary economy and is adjusted in terms of the measuring unit current at the end of the reporting period. As the presentation currency of the Group is that of a non-hyperinflationary economy, comparative amounts are not adjusted for changes in the price level in the current year. Differences between these comparative amounts and current year hyperinflation adjusted equity balances are recognised in other comprehensive income. The carrying amounts of non-monetary assets and liabilities are adjusted to reflect the change in the general price index from the date of acquisition to the end of the reporting period. An impairment loss is recognised in profit or loss if the restated amount of a non-monetary item exceeds its estimated recoverable amount.

All the amounts in the associates’ financial statements (assets, liabilities, equity items, income, and expenses) are translated at the closing rate of the current year.

Gains or losses on the net monetary position are recognised in profit or loss.

Investment properties

Investment properties are measured initially at cost, including transaction costs. The carrying amount includes the cost of replacing part of an existing investment property at the time that cost is incurred if the recognition criteria are met; and excludes the costs of day to day servicing of an investment property. Subsequent to initial recognition, investment properties are stated at fair value, which reflects market conditions at the reporting date. Gains or losses arising from changes in the fair values of investment properties are included in the consolidated statement of income in the period in which they arise.

The fair value of the investment properties is determined by management and in doing so management considers the valuation performed by third parties who are specialists in valuing these types of investment properties.

Investment properties are derecognized when either they have been disposed of or when the investment property is permanently withdrawn from use and no future economic benefit is expected from its disposal.

The difference between the net disposal proceeds and the carrying amount of the asset is recognized in the consolidated statement of income in the period of derecognition. The amount of consideration to be included in the gain or loss arising from the derecognition of investment property is determined in accordance with the requirements for determining the transaction price in IFRS 15.

Transfers are made to or from investment property only when there is a change in use. For a transfer from investment property to owner occupied property, the deemed cost for subsequent accounting is the fair value at the date of change in use. If owner occupied property becomes an investment property, the Group accounts for such property in accordance with the policy stated under property, plant and equipment up to the date of change in use.

Property, premises and equipment

Property, premises and equipment are stated at cost less accumulated depreciation and any impairment in value. Depreciation is calculated on a straight-line basis over the estimated useful lives using the following estimated useful lives:

Years
Office buildings	20
Aircraft	12.5
Office furniture	5
Computers	3
Equipment	4
Leasehold improvements	5
Vehicles	5
Right-of-use assets	2 – 7

An item of property, premises and equipment and any significant part initially recognized, is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income when the asset is derecognized.

The assets’ residual values, useful lives and method of depreciation are reviewed and adjusted if appropriate at each financial year-end. Impairment reviews take place when events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment losses are recognized in the consolidated statement of income as an expense.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of income in the expense category that is consistent with the function of the intangible assets.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income.

Intangible assets include computer software and software licenses. These intangible assets are amortized on a straight-line basis over their estimated economic useful lives of 5 years.

Work in progress assets

Work in progress assets are stated at cost and include other direct costs and it is not depreciated until it is available for intended use.

Provisions

Provisions are recognized when the Group has an obligation (legal or constructive) as a result of a past event, and the costs to settle the obligation are both probable and able to be reliably measured.

Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the consolidated statement of income on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in share premium.

Gross written premiums

Gross written premiums comprise the total premiums receivable for the whole period of cover provided by contracts entered into during the accounting period. They are recognized on the date on which the policy commences. Premiums include any adjustments arising in the accounting period for premiums receivable in respect of business written in prior accounting periods. Rebates that form part of the premium rate, such as no-claim rebates, are deducted from the gross premium; others are recognized as an expense. Premiums also include estimates for pipeline premiums, representing amounts due on business written but not yet notified. The Group generally estimates the pipeline premium based on management’s judgment and prior experience.

Unearned premiums are those proportions of premiums written in a year that relate to periods of risk after the reporting date. Unearned premiums are calculated on a pro rata basis. The proportion attributable to subsequent periods is deferred as a provision for unearned premiums.

Reinsurance premiums

Reinsurance premiums comprise the total premiums payable for the reinsurance cover provided by retrocession contracts entered into during the year and are recognized on the date on which the policy incepts.

Premiums include any adjustments arising in the accounting period in respect of reinsurance contracts incepting in prior accounting periods.

Unearned reinsurance premiums are those proportions of premiums written in a year that relate to periods of risk after the reporting date. Unearned reinsurance premiums are deferred over the term of the underlying direct insurance policies for risks-attaching contracts and over the term of the reinsurance contract for losses occurring contracts.

Claims

Claims, comprising amounts payable to contract holders and third parties and related loss adjustment expenses, net of salvage and other recoveries, are charged to income as incurred. Claims comprise the estimated amounts payable, in respect of claims reported to the Group and those not reported at the consolidated statement of financial position date.

The Group generally estimates its claims based on appointed loss adjusters or leading underwriters’ recommendations. In addition, a provision based on management’s judgement and the Group’s prior experience is maintained for the cost of settling claims incurred but not reported at the consolidated statement of financial position date.

Policy acquisition costs and commissions earned

Policy acquisition costs and commission earned represent commissions paid and received in relation to the acquisition and renewal of insurance and retrocession contracts which are deferred and expensed over the same period over which the corresponding premiums are recognised in accordance with the earning pattern of the underlying contract.

Liability adequacy test

At each statement of financial position date, the Group assesses whether its recognized insurance liabilities are adequate using current estimates of future cash flows under its insurance contracts. If that assessment shows that the carrying amount of its unearned premiums (less related deferred policy acquisition costs) is inadequate in light of estimated future cash flows, the entire deficiency is immediately recognized in income and an unexpired risk provision is created.

The Group does not discount its liability for unpaid claims as the Group measures its insurance contract liabilities on an undiscounted basis.

Reinsurance

The Group cedes insurance risk in the normal course of business for all of its businesses. Reinsurance assets represent balances due from reinsurance companies. Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision or settled claims associated with the reinsurer’s policies and are in accordance with the related reinsurance contract.

Reinsurance assets are reviewed for impairment at each reporting date, or more frequently, when an indication of impairment arises during the reporting year. Impairment occurs when there is objective evidence as a result of an event that occurred after initial recognition of the reinsurance asset that the Group may not receive all outstanding amounts due under the terms of the contract and the event has a reliably measurable impact on the amounts that the Group will receive from the reinsurer. The impairment loss is recorded in the consolidated statement of income.

Gains or losses on buying reinsurance are recognized in the consolidated statement of income immediately at the date of purchase and are not amortized.

Ceded reinsurance arrangements do not relieve the Group from its obligations to policyholders.

The Group also assumes reinsurance risk in the normal course of business for non-life insurance contracts where applicable. Premiums and claims on assumed reinsurance are recognized as revenue or expenses in the same manner as they would be if the reinsurance were considered direct business, taking into account the product classification of the reinsured business. Reinsurance liabilities represent balances due to reinsurance companies. Amounts payable are estimated in a manner consistent with the related reinsurance contract.

Premiums and claims are presented on a gross basis for both ceded and assumed reinsurance.

Reinsurance assets or liabilities are derecognized when the contractual rights are extinguished or expire or when the contract is transferred to another party.

Reinsurance contracts that do not transfer significant insurance risk are accounted for directly through the statement of financial position. These are deposit assets or financial liabilities that are recognized based on the consideration paid or received less any explicit identified premiums or fees to be retained by the reinsured.

Excess of loss (XOL) reinsurance

The Group purchases reinsurance as part of its risk mitigation programmer. The Group has a non-proportional excess-of-loss reinsurance contracts designed to mitigate the Group’s net exposure of losses that exceed a specified limit including catastrophe losses. These contracts often specify a limit in losses for which the reinsurer will be responsible. This limit is agreed to in the reinsurance contract and protects the Group from dealing with an unlimited liability. Retention limits for the excess-of-loss reinsurance vary by line of business.

The XOL costs are determined at the inception of the reinsurance contract and are payable upfront in the form of ‘Minimum and Deposit Premium’ (MDP) subject to premium adjustment at the end of the contract period. Deferred excess of loss premiums are those proportions of premiums paid during the year that relate to periods of risk after the reporting date. Deferred premiums are calculated on a pro rata basis.

Excess of loss reinsurance also includes reinstatement premium and related cash flows within the boundary of the initial reinsurance contract arising from usage of primary reinsurance coverage limit. Reinstatement occurs at predetermined rates without giving reinsurer any right to exit or reprice the contract. This implies expected cash flows related to the reinstatement premium shall be within the boundary of the initial reinsurance contract and are not related to future contracts.

Equity settled Share-based payment plan

The Group operates an equity-settled share-based plan to its employees, under which the Group receives services from employees as consideration for equity instruments of the Group. The fair value of the employee services received in exchange for the grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted, at the grant date. The total expense is recognized during the vesting period, which is the period over which the specified vesting condition of the share-based payment are to be satisfied. At the end of each reporting period, the Group revises its estimates of the number of equity instruments that are expected to vest based on the vesting conditions and recognizes the impact of the revision of original estimates, if any, in the consolidated statement of income, with corresponding adjustment to equity.

Offsetting

Financial assets and financial liabilities are offset, and the net amount reported in the consolidated statement of financial position only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liability simultaneously. Income and expense are not offset in the consolidated statement of income unless required or permitted by any accounting standard or interpretation.

Foreign currencies

The Group’s consolidated financial statements are presented in United States Dollars, which is also the functional currency of the Group. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group entities at their respective functional currency rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange ruling at the reporting date. All differences are taken to the consolidated statement of income. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Group companies

The assets and liabilities of foreign operations are translated into United States Dollars at the rate of exchange prevailing at the reporting date and their statements of income are translated at exchange rates prevailing at the date of the transactions. The exchange differences arising on the translation are recognized in the consolidated statement of comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in the consolidated statement of income.

Taxation

The charge or credit for taxation is based upon the profit or loss for the year and takes into account taxation deferred because of temporary differences between the treatment of certain items for taxation and accounting purposes.

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries were the Group operates and generates taxable income.

Deferred tax

Deferred tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences.

Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credit and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Interest income

Interest income included in investment income is recognized as the interest accrues using the effective interest method, under which the rate used exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Dividend income

Dividend revenue included in investment income is recognized when the right to receive the payment is established.

Other revenues and expenses

Other revenues consist of chartered flights revenues which are recognized when the transportation is provided. Related expenses are recognized in the same period as the revenues to which they relate.

Leasing

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities.

The Group has included the right-of-use assets arising from the lease contracts within property, plant and premises in the consolidated statement of financial position (note 13).

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

The Group has included the lease obligations arising from the lease contracts within the other liabilities in the consolidated statement of financial position (note 16).

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to some of its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value (i.e., below USD 5 thousand). Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

In the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s management determines the policies and procedures for both recurring fair value measurement, such as unquoted available for sale financial assets.

At each reporting date, the management analyses the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies. For this analysis, the management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Segment reporting

Reporting segments and segment measures are explained and disclosed in note 31 Segment information.

Listing related Expenses

Listing transaction related costs are charged to the consolidated statement of income as incurred.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognised in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements, apart from those involving estimations, which have the most significant effect in the amounts recognized in the consolidated financial statements:

Classification of investments

Financial assets are classified, at initial recognition, at cost and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

Determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for additional terms. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew.

The Group considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The Group included the renewal period as part of the lease term for leases of property, premises and equipment due to the significance of these assets to its operations. These leases have a short non-cancellable period and there will be a significant negative effect on the Group’s operations if a replacement is not readily available.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Valuation of insurance contract liabilities

Considerable judgement by management is required in the estimation of amounts due to contract holders arising from claims made under insurance contracts. Such estimates are necessarily based on assumptions about several factors involving varying, and possibly significant, degrees of judgement and uncertainty and actual results may differ from management’s estimates resulting in future changes in estimated liabilities.

In particular, estimates have to be made for both the expected ultimate cost of claims reported and the expected ultimate cost of claims incurred but not yet reported (IBNR) at the consolidated statement of financial position date. The primary technique adopted by management in estimating the cost of notified and IBNR claims is that of using past claim settlement trends to predict future claims settlement trends. Claims requiring court or arbitration decisions are estimated individually. Independent loss adjustors normally estimate property claims. Management reviews its provisions for claims incurred, and claims incurred but not reported, on a quarterly basis.

Similar judgements, estimates and assumptions are employed in the assessment of adequacy of provisions for unearned premiums. Judgement is also required in determining whether the pattern of insurance service provided by a contract requires amortization of unearned premiums on a basis other than time apportionment.

Total carrying amount of insurance contract liabilities as at year ended 31 December 2021 was USD 575,899 thousand (2020: USD 492,255 thousand). As at 31 December 2021, gross incurred but not reported claims (IBNR) amounted to USD 268,953 thousand (2020: USD 179,921 thousand) out of the total insurance contract liabilities.

Valuation of investment properties

Investment properties amounted to USD 16,308 thousand as at 31 December 2021 (2020: USD 20,012 thousand) and are stated at fair value. Management has determined the fair value and in doing so has considered valuation performed by a third-party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm).

Valuation of investment properties of the associates

Investment in associates amounted to USD 5,693 thousand as at December 31, 2021 (2020: USD 11,583 thousand). The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value determined by management. In doing so, management has considered valuation performed by third party specialist using the sales comparison approach. The real estate market in Lebanon has changed significantly since the onset of the financial crisis that affected the country. Due to the relatively limited information available under the prevailing market conditions, and as a result of artificial demand created by investors outside the professional real estate development industry, who primarily aim to divest from cash assets into more secure holdings, prices found on the market are uncertain. Furthermore, since the majority of property owners are only accepting payments in US Dollars and not in local Lebanese currency, demand for commercial buildings has dropped considerably. Accordingly, prices found on the market at year end 2021, including achieved sales prices, are only indicative and may not hold if the market were to be corrected.

Expected credit loss for insurance receivables

The Group uses a provision matrix to calculate ECLs for insurance receivables. The provision rates are based on days past due for groupings of various policy holder’s segments that have similar default patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecast economic conditions (i.e.
Changes in accounting policies

Changes in accounting policies

The accounting policies used in the preparation of the consolidated financial statements are consistent with those used in the preparation of the annual consolidated financial statements for the year ended 31 December 2020.

There are no new standards or amendments effective in 2021 that have a material impact on the Group’s consolidated financial statements.

Standards issued but not yet effective

IFRS 17 Insurance Contracts

IFRS 17 provides a comprehensive model for insurance contracts covering the recognition and measurement and presentation and disclosure of insurance contracts and replaces IFRS 4 — Insurance Contracts. The standard applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. The standard general model is supplemented by the variable fee approach and the premium allocation approach.

The new standard will be effective for annual periods beginning on or after 1 January 2023 with comparative figures required. Early application is permitted provided that the entity also applies IFRS 9 on or before the date it first applies IFRS 17.

The Group will be voluntarily changing its basis of accounting from IFRS to the Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”) and will present its consolidated financial statements in U.S. GAAP effective 1 January, 2023 (the “first reporting period”). Accordingly, the Group is currently in the process of evaluating the potential transitional impact of such change and its first application of U.S. GAAP. As a result, the Group has discontinued the process of implementing IFRS 17.

Summary of significant accounting policies

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand, bank balances, and short-term deposits with an original maturity of three months or less.
Term deposits	Term deposits The term deposits are interest bearing bank deposits with original maturity over 3 months.
Insurance receivables

Insurance receivables

Insurance receivables are recognized when due and are measured on initial recognition at the fair value of the consideration to be received. The Group uses a provision matrix to calculate expected credit losses for insurance receivables. The provision rates are based on days past due and not based on groupings of various policy holder’s segments that have similar default loss-patterns.

Financial assets

Financial assets

a)      Initial recognition and measurement

Financial assets are classified, at initial recognition, at cost and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss (FVTPL).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

Financial instruments are initially recognized on the trade date measured at their fair value. Except for financial assets recorded at FVTPL, transaction costs are added to this amount.

The Group classifies all of its financial assets based on the business model for managing the assets and the asset’s contractual terms. The categories include the following:

•        Amortized cost

•        FVOCI

•        FVTPL

i) Bonds and debt instruments measured at amortized cost

Bonds and debt instruments are held at amortized cost if both of the following conditions are met:

•        The instruments are held within a business model with the objective of holding the instrument to collect the contractual cash flows.

•        The contractual terms of the debt instrument give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.

The details of these conditions are outlined below.

Business model assessment

The Group determines its business model at the level that best reflects how it manages groups of financial assets to achieve its business objective.

The Group holds financial assets to generate returns and provide a capital base to provide for settlement of claims as they arise. The Group considers the timing, amount and volatility of cash flow requirements to support insurance liability portfolios in determining the business model for the assets as well as the potential to maximize return for shareholders and future business development.

The Group business model is not assessed on an instrument-by-instrument basis, but at a higher level of aggregated portfolios that is based on observable factors such as:

•        How the performance of the business model and the financial assets held within that business model are evaluated and reported to the Group’s key management personnel.

•        The risks that affect the performance of the business model (and the financial assets held within that business model) and, in particular, the way those risks are managed.

•        How managers of the business are compensated (for example, whether the compensation is based on the fair value of the assets managed or on the contractual cash flows collected).

•        The expected frequency, value and timing of asset sales are also important aspects of the Group’s assessment.

The business model assessment is based on reasonably expected scenarios without taking ‘worst case’ or ‘stress case’ scenarios into account. If cash flows after initial recognition are realized in a way that is different from the Group original expectations, the Group does not change the classification of the remaining financial assets held in that business model but incorporates such information when assessing newly originated or newly purchased financial assets going forward.

The SPPI test

As a second step of its classification process the Group assesses the contractual terms to identify whether they meet the SPPI test.

‘Principal’ for the purpose of this test is defined as the fair value of the financial asset at initial recognition and may change over the life of the financial asset (for example, if there are repayments of principal or amortization of the premium/discount).

The most significant elements of interest within a debt arrangement are typically the consideration for the time value of money and credit risk. To make the SPPI assessment, the Group applies judgement and considers relevant factors such as the currency in which the financial asset is denominated, and the period for which the interest rate is set.

Bonds and debt instruments measured at fair value through other comprehensive income

The Group applies this category under IFRS 9 for debt instruments measured at FVOCI when both of the following conditions are met:

•        The instrument is held within a business model, the objective of which is both collecting contractual cash flows and selling financial assets.

•        The contractual terms of the financial asset meet the SPPI test.

Bonds and debt instruments in this category are those that are intended to be held to collect contractual cash flows and which may be sold in response to needs for liquidity or in response to changes in market conditions.

ii)      Financial assets measured at fair value through profit or loss (Quoted funds, alternative investments and quoted equities)

Financial assets in this category are those assets which have been either designated by management upon initial recognition or are mandatorily required to be measured at fair value under IFRS 9. Management designates an instrument as FVTPL that otherwise meet the requirements to be measured at amortized cost or at FVOCI only if it eliminates, or significantly reduces, an accounting mismatch that would otherwise arise. Financial assets with contractual cash flows not representing solely payment of principal and interest are mandatorily required to be measured at FVTPL.

Financial assets at FVTPL are subsequently measured at fair value. Changes in fair value are recognized in the consolidated statement of income. Interest income is recognized using the effective interest method.

Dividend income from equity investments measured at FVTPL is recognized in the consolidated statement of income when the right to the payment has been established.

iii)    Financial assets measured at fair value through other comprehensive income (Quoted and unquoted equities)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 “Financial Instruments: Presentation”, and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Financial assets measured at fair value through other comprehensive income include equities investments. Equity investments classified as financial assets measured at fair value through other comprehensive income are those, which are not classified as financial assets measured at fair value through profit or loss.

iv)     Reclassification of financial assets and liabilities

The Group does not reclassify its financial assets subsequent to their initial recognition, apart from the exceptional circumstances in which the Group terminates a business line or changes its business model for managing financial assets. A change in Group business model will occur only when Group management determines change as a result of external or internal changes which are significant to the Group operations. Reclassifications shall all be recorded prospectively from the reclassification date.

b)      Subsequent measurement

For purposes of subsequent measurement, financial assets in the scope of IFRS 9 are classified in four categories:

•        Financial assets at amortized cost (bonds, debt instruments)

•        Financial assets at fair value through OCI with recycling of cumulative gains and losses (bonds and debt instruments)

•        Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

•        Financial assets at fair value through profit or loss

i)       Financial assets at amortized cost (bonds, debt instruments)

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in the consolidated statement of income when the asset is derecognized, modified, or impaired.

The Group’s debt instruments at amortized cost includes investments in unquoted debt instruments.

ii)      Financial assets at fair value through OCI (debt instruments)

For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the consolidated statement of income and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to the consolidated statement of income.

The Group’s debt instruments at fair value through OCI includes investments in quoted debt instruments.

iii)    Financial assets designated at fair value through OCI (equity instruments)

Gains and losses on these financial assets are never recycled to the consolidated statement of income. Dividends are recognized as investment income in the consolidated statement of income when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Group elected to classify irrevocably its unquoted equity investments and some quoted equity investments under this category.

iv)     Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of income.

This category includes quoted funds, alternative investments and quoted equity investments which the Group had not irrevocably elected to classify at fair value through OCI.

Dividends on quoted equity investments are also recognized as investment income in the consolidated statement of income when the right of payment has been established.

c)      Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•        The rights to receive cash flows from the asset have expired, or

•        The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

d)      Impairment of financial assets in scope of IFRS 9

The Group recognizes an allowance for expected credit losses (ECLs) for debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms, if any.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For debt instruments at fair value through OCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the credit rating of the debt instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

The Group’s debt instruments at fair value through OCI comprise solely of quoted bonds that are graded in the top investment category by accredited rating agencies and, therefore, are considered to be low credit risk investments. It is the Group’s policy to measure ECLs on such instruments on a 12-month basis. However, when there has been a significant increase in credit risk since origination, the allowance will be based on the lifetime ECL. The Group uses the ratings from accredited rating agencies to monitor the changes in the credit ratings, determine whether the debt instrument has significantly increased in credit risk and to estimate ECLs.

The ECLs for debt instruments measured at FVOCI do not reduce the carrying amount of these financial assets in the statement of financial position, which remains at fair value. Instead, an amount equal to the allowance that would arise if the assets were measured at amortized cost is recognized in OCI with a corresponding charge to the consolidated statement of income. The accumulated gain recognized in OCI is recycled to the consolidated statement of income upon derecognition of the assets.

The Group considers a financial asset in default when contractual payments are 30 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial assets are written off either partially or in their entirety only when the Group has stopped pursuing the recovery. If the amount to be written off is greater than the accumulated loss allowance, the difference is first treated as an addition to the allowance that is then applied against the gross carrying amount. Any subsequent recoveries are credited to credit loss expense. There were no write-offs over the periods reported in these consolidated financial statements.

For cash flow purposes the Group classifies the cash flow for the acquisition and disposal of financial assets as operating cash flows, as the purchases of these investments is funded from the net cash flows associated with the origination of insurance and investment contracts and payment of benefits and claims incurred for such insurance contracts, which are respectively treated under operating activities.

Derivative financial instruments

Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Warrants are accounted for as derivative financial instruments (a financial liability) as they give the holder the right to obtain a variable number of common (ordinary) shares, dependent on the characteristics of the Warrant holder and the occurrence of some uncertain future events that are not within the control of the Group.

The Warrants shall lapse and expire after five years from the closing of the Business Combination transaction (note 33).

Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of income (within profit and loss) as the Group has not designated derivative financial instruments under hedging arrangements.

Investments in associates

The Group’s investment in its associates is accounted for using the equity method of accounting. An associate is an entity in which the Group has significant influence, and which is neither a subsidiary nor a joint venture.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries.

Under the equity method, the investment in the associate is carried in the consolidated statement of financial position at cost plus post-acquisition changes in the Group’s share of net assets of the associate.

Profits or losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.

The share of profit or loss of the associate is shown on the face of the consolidated statement of income. This is profit attributable to equity holders of the associate and, therefore, is profit after tax and non-controlling interests in the subsidiaries of the associates.

The financial statements of the associate are prepared for the same reporting period as the Group. Where necessary, adjustments are made to bring its accounting policies in line with the Group’s.

After application of the equity method, the Group determines whether it is necessary to recognize an additional impairment loss on the Group’s investments in associates. The Group determines at each reporting date, whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in the ‘share of profit or loss of an associate’ in the consolidated statement of income.

Upon loss of significant influence over the associate, the Group measures and recognizes any remaining investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the remaining investment and proceeds from disposal is recognized in consolidated statement of income.

The associates’ functional currency is the currency of a hyperinflationary economy and is adjusted in terms of the measuring unit current at the end of the reporting period. As the presentation currency of the Group is that of a non-hyperinflationary economy, comparative amounts are not adjusted for changes in the price level in the current year. Differences between these comparative amounts and current year hyperinflation adjusted equity balances are recognised in other comprehensive income. The carrying amounts of non-monetary assets and liabilities are adjusted to reflect the change in the general price index from the date of acquisition to the end of the reporting period. An impairment loss is recognised in profit or loss if the restated amount of a non-monetary item exceeds its estimated recoverable amount.

All the amounts in the associates’ financial statements (assets, liabilities, equity items, income, and expenses) are translated at the closing rate of the current year.

Gains or losses on the net monetary position are recognised in profit or loss.

Investment properties

Investment properties are measured initially at cost, including transaction costs. The carrying amount includes the cost of replacing part of an existing investment property at the time that cost is incurred if the recognition criteria are met; and excludes the costs of day to day servicing of an investment property. Subsequent to initial recognition, investment properties are stated at fair value, which reflects market conditions at the reporting date. Gains or losses arising from changes in the fair values of investment properties are included in the consolidated statement of income in the period in which they arise.

The fair value of the investment properties is determined by management and in doing so management considers the valuation performed by third parties who are specialists in valuing these types of investment properties.

Investment properties are derecognized when either they have been disposed of or when the investment property is permanently withdrawn from use and no future economic benefit is expected from its disposal.

The difference between the net disposal proceeds and the carrying amount of the asset is recognized in the consolidated statement of income in the period of derecognition. The amount of consideration to be included in the gain or loss arising from the derecognition of investment property is determined in accordance with the requirements for determining the transaction price in IFRS 15.

Transfers are made to or from investment property only when there is a change in use. For a transfer from investment property to owner occupied property, the deemed cost for subsequent accounting is the fair value at the date of change in use. If owner occupied property becomes an investment property, the Group accounts for such property in accordance with the policy stated under property, plant and equipment up to the date of change in use.

Property, premises and equipment

Property, premises and equipment are stated at cost less accumulated depreciation and any impairment in value. Depreciation is calculated on a straight-line basis over the estimated useful lives using the following estimated useful lives:

Years
Office buildings	20
Aircraft	12.5
Office furniture	5
Computers	3
Equipment	4
Leasehold improvements	5
Vehicles	5
Right-of-use assets	2 – 7

An item of property, premises and equipment and any significant part initially recognized, is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income when the asset is derecognized.

The assets’ residual values, useful lives and method of depreciation are reviewed and adjusted if appropriate at each financial year-end. Impairment reviews take place when events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment losses are recognized in the consolidated statement of income as an expense.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of income in the expense category that is consistent with the function of the intangible assets.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income.

Intangible assets include computer software and software licenses. These intangible assets are amortized on a straight-line basis over their estimated economic useful lives of 5 years.

Work in progress assets

Work in progress assets are stated at cost and include other direct costs and it is not depreciated until it is available for intended use.

Provisions

Provisions are recognized when the Group has an obligation (legal or constructive) as a result of a past event, and the costs to settle the obligation are both probable and able to be reliably measured.

Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the consolidated statement of income on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in share premium.

Gross written premiums

Gross written premiums comprise the total premiums receivable for the whole period of cover provided by contracts entered into during the accounting period. They are recognized on the date on which the policy commences. Premiums include any adjustments arising in the accounting period for premiums receivable in respect of business written in prior accounting periods. Rebates that form part of the premium rate, such as no-claim rebates, are deducted from the gross premium; others are recognized as an expense. Premiums also include estimates for pipeline premiums, representing amounts due on business written but not yet notified. The Group generally estimates the pipeline premium based on management’s judgment and prior experience.

Unearned premiums are those proportions of premiums written in a year that relate to periods of risk after the reporting date. Unearned premiums are calculated on a pro rata basis. The proportion attributable to subsequent periods is deferred as a provision for unearned premiums.

Reinsurance premiums

Reinsurance premiums comprise the total premiums payable for the reinsurance cover provided by retrocession contracts entered into during the year and are recognized on the date on which the policy incepts.

Premiums include any adjustments arising in the accounting period in respect of reinsurance contracts incepting in prior accounting periods.

Unearned reinsurance premiums are those proportions of premiums written in a year that relate to periods of risk after the reporting date. Unearned reinsurance premiums are deferred over the term of the underlying direct insurance policies for risks-attaching contracts and over the term of the reinsurance contract for losses occurring contracts.

Claims

Claims, comprising amounts payable to contract holders and third parties and related loss adjustment expenses, net of salvage and other recoveries, are charged to income as incurred. Claims comprise the estimated amounts payable, in respect of claims reported to the Group and those not reported at the consolidated statement of financial position date.

The Group generally estimates its claims based on appointed loss adjusters or leading underwriters’ recommendations. In addition, a provision based on management’s judgement and the Group’s prior experience is maintained for the cost of settling claims incurred but not reported at the consolidated statement of financial position date.

Policy acquisition costs and commissions earned

Policy acquisition costs and commission earned represent commissions paid and received in relation to the acquisition and renewal of insurance and retrocession contracts which are deferred and expensed over the same period over which the corresponding premiums are recognised in accordance with the earning pattern of the underlying contract.

Liability adequacy test

At each statement of financial position date, the Group assesses whether its recognized insurance liabilities are adequate using current estimates of future cash flows under its insurance contracts. If that assessment shows that the carrying amount of its unearned premiums (less related deferred policy acquisition costs) is inadequate in light of estimated future cash flows, the entire deficiency is immediately recognized in income and an unexpired risk provision is created.

The Group does not discount its liability for unpaid claims as the Group measures its insurance contract liabilities on an undiscounted basis.

Reinsurance

The Group cedes insurance risk in the normal course of business for all of its businesses. Reinsurance assets represent balances due from reinsurance companies. Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision or settled claims associated with the reinsurer’s policies and are in accordance with the related reinsurance contract.

Reinsurance assets are reviewed for impairment at each reporting date, or more frequently, when an indication of impairment arises during the reporting year. Impairment occurs when there is objective evidence as a result of an event that occurred after initial recognition of the reinsurance asset that the Group may not receive all outstanding amounts due under the terms of the contract and the event has a reliably measurable impact on the amounts that the Group will receive from the reinsurer. The impairment loss is recorded in the consolidated statement of income.

Gains or losses on buying reinsurance are recognized in the consolidated statement of income immediately at the date of purchase and are not amortized.

Ceded reinsurance arrangements do not relieve the Group from its obligations to policyholders.

The Group also assumes reinsurance risk in the normal course of business for non-life insurance contracts where applicable. Premiums and claims on assumed reinsurance are recognized as revenue or expenses in the same manner as they would be if the reinsurance were considered direct business, taking into account the product classification of the reinsured business. Reinsurance liabilities represent balances due to reinsurance companies. Amounts payable are estimated in a manner consistent with the related reinsurance contract.

Premiums and claims are presented on a gross basis for both ceded and assumed reinsurance.

Reinsurance assets or liabilities are derecognized when the contractual rights are extinguished or expire or when the contract is transferred to another party.

Reinsurance contracts that do not transfer significant insurance risk are accounted for directly through the statement of financial position. These are deposit assets or financial liabilities that are recognized based on the consideration paid or received less any explicit identified premiums or fees to be retained by the reinsured.

Excess of loss (XOL) reinsurance

The Group purchases reinsurance as part of its risk mitigation programmer. The Group has a non-proportional excess-of-loss reinsurance contracts designed to mitigate the Group’s net exposure of losses that exceed a specified limit including catastrophe losses. These contracts often specify a limit in losses for which the reinsurer will be responsible. This limit is agreed to in the reinsurance contract and protects the Group from dealing with an unlimited liability. Retention limits for the excess-of-loss reinsurance vary by line of business.

The XOL costs are determined at the inception of the reinsurance contract and are payable upfront in the form of ‘Minimum and Deposit Premium’ (MDP) subject to premium adjustment at the end of the contract period. Deferred excess of loss premiums are those proportions of premiums paid during the year that relate to periods of risk after the reporting date. Deferred premiums are calculated on a pro rata basis.

Excess of loss reinsurance also includes reinstatement premium and related cash flows within the boundary of the initial reinsurance contract arising from usage of primary reinsurance coverage limit. Reinstatement occurs at predetermined rates without giving reinsurer any right to exit or reprice the contract. This implies expected cash flows related to the reinstatement premium shall be within the boundary of the initial reinsurance contract and are not related to future contracts.

Equity settled Share-based payment plan

The Group operates an equity-settled share-based plan to its employees, under which the Group receives services from employees as consideration for equity instruments of the Group. The fair value of the employee services received in exchange for the grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted, at the grant date. The total expense is recognized during the vesting period, which is the period over which the specified vesting condition of the share-based payment are to be satisfied. At the end of each reporting period, the Group revises its estimates of the number of equity instruments that are expected to vest based on the vesting conditions and recognizes the impact of the revision of original estimates, if any, in the consolidated statement of income, with corresponding adjustment to equity.

Offsetting

Financial assets and financial liabilities are offset, and the net amount reported in the consolidated statement of financial position only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liability simultaneously. Income and expense are not offset in the consolidated statement of income unless required or permitted by any accounting standard or interpretation.

Foreign currencies

The Group’s consolidated financial statements are presented in United States Dollars, which is also the functional currency of the Group. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group entities at their respective functional currency rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange ruling at the reporting date. All differences are taken to the consolidated statement of income. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Group companies

The assets and liabilities of foreign operations are translated into United States Dollars at the rate of exchange prevailing at the reporting date and their statements of income are translated at exchange rates prevailing at the date of the transactions. The exchange differences arising on the translation are recognized in the consolidated statement of comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in the consolidated statement of income.

Taxation

The charge or credit for taxation is based upon the profit or loss for the year and takes into account taxation deferred because of temporary differences between the treatment of certain items for taxation and accounting purposes.

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries were the Group operates and generates taxable income.

Deferred tax

Deferred tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences.

Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credit and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Interest income

Interest income included in investment income is recognized as the interest accrues using the effective interest method, under which the rate used exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Dividend income

Dividend revenue included in investment income is recognized when the right to receive the payment is established.

Other revenues and expenses

Other revenues consist of chartered flights revenues which are recognized when the transportation is provided. Related expenses are recognized in the same period as the revenues to which they relate.

Leasing

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities.

The Group has included the right-of-use assets arising from the lease contracts within property, plant and premises in the consolidated statement of financial position (note 13).

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

The Group has included the lease obligations arising from the lease contracts within the other liabilities in the consolidated statement of financial position (note 16).

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to some of its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value (i.e., below USD 5 thousand). Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

In the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s management determines the policies and procedures for both recurring fair value measurement, such as unquoted available for sale financial assets.

At each reporting date, the management analyses the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies. For this analysis, the management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Segment reporting

Reporting segments and segment measures are explained and disclosed in note 31 Segment information.

Listing related Expenses

Listing transaction related costs are charged to the consolidated statement of income as incurred.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognised in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements, apart from those involving estimations, which have the most significant effect in the amounts recognized in the consolidated financial statements:

Classification of investments

Financial assets are classified, at initial recognition, at cost and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

Determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for additional terms. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew.

The Group considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The Group included the renewal period as part of the lease term for leases of property, premises and equipment due to the significance of these assets to its operations. These leases have a short non-cancellable period and there will be a significant negative effect on the Group’s operations if a replacement is not readily available.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Valuation of insurance contract liabilities

Considerable judgement by management is required in the estimation of amounts due to contract holders arising from claims made under insurance contracts. Such estimates are necessarily based on assumptions about several factors involving varying, and possibly significant, degrees of judgement and uncertainty and actual results may differ from management’s estimates resulting in future changes in estimated liabilities.

In particular, estimates have to be made for both the expected ultimate cost of claims reported and the expected ultimate cost of claims incurred but not yet reported (IBNR) at the consolidated statement of financial position date. The primary technique adopted by management in estimating the cost of notified and IBNR claims is that of using past claim settlement trends to predict future claims settlement trends. Claims requiring court or arbitration decisions are estimated individually. Independent loss adjustors normally estimate property claims. Management reviews its provisions for claims incurred, and claims incurred but not reported, on a quarterly basis.

Similar judgements, estimates and assumptions are employed in the assessment of adequacy of provisions for unearned premiums. Judgement is also required in determining whether the pattern of insurance service provided by a contract requires amortization of unearned premiums on a basis other than time apportionment.

Total carrying amount of insurance contract liabilities as at year ended 31 December 2021 was USD 575,899 thousand (2020: USD 492,255 thousand). As at 31 December 2021, gross incurred but not reported claims (IBNR) amounted to USD 268,953 thousand (2020: USD 179,921 thousand) out of the total insurance contract liabilities.

Valuation of investment properties

Investment properties amounted to USD 16,308 thousand as at 31 December 2021 (2020: USD 20,012 thousand) and are stated at fair value. Management has determined the fair value and in doing so has considered valuation performed by a third-party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm).

Valuation of investment properties of the associates

Investment in associates amounted to USD 5,693 thousand as at December 31, 2021 (2020: USD 11,583 thousand). The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value determined by management. In doing so, management has considered valuation performed by third party specialist using the sales comparison approach. The real estate market in Lebanon has changed significantly since the onset of the financial crisis that affected the country. Due to the relatively limited information available under the prevailing market conditions, and as a result of artificial demand created by investors outside the professional real estate development industry, who primarily aim to divest from cash assets into more secure holdings, prices found on the market are uncertain. Furthermore, since the majority of property owners are only accepting payments in US Dollars and not in local Lebanese currency, demand for commercial buildings has dropped considerably. Accordingly, prices found on the market at year end 2021, including achieved sales prices, are only indicative and may not hold if the market were to be corrected.

Expected credit loss for insurance receivables

The Group uses a provision matrix to calculate ECLs for insurance receivables. The provision rates are based on days past due for groupings of various policy holder’s segments that have similar default patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecast economic conditions (i.e.
Derivative financial instruments

Derivative financial instruments

Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Warrants are accounted for as derivative financial instruments (a financial liability) as they give the holder the right to obtain a variable number of common (ordinary) shares, dependent on the characteristics of the Warrant holder and the occurrence of some uncertain future events that are not within the control of the Group.

The Warrants shall lapse and expire after five years from the closing of the Business Combination transaction (note 33).

Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of income (within profit and loss) as the Group has not designated derivative financial instruments under hedging arrangements.

Investments in associates

Investments in associates

The Group’s investment in its associates is accounted for using the equity method of accounting. An associate is an entity in which the Group has significant influence, and which is neither a subsidiary nor a joint venture.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries.

Under the equity method, the investment in the associate is carried in the consolidated statement of financial position at cost plus post-acquisition changes in the Group’s share of net assets of the associate.

Profits or losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.

The share of profit or loss of the associate is shown on the face of the consolidated statement of income. This is profit attributable to equity holders of the associate and, therefore, is profit after tax and non-controlling interests in the subsidiaries of the associates.

The financial statements of the associate are prepared for the same reporting period as the Group. Where necessary, adjustments are made to bring its accounting policies in line with the Group’s.

After application of the equity method, the Group determines whether it is necessary to recognize an additional impairment loss on the Group’s investments in associates. The Group determines at each reporting date, whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in the ‘share of profit or loss of an associate’ in the consolidated statement of income.

Upon loss of significant influence over the associate, the Group measures and recognizes any remaining investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the remaining investment and proceeds from disposal is recognized in consolidated statement of income.

The associates’ functional currency is the currency of a hyperinflationary economy and is adjusted in terms of the measuring unit current at the end of the reporting period. As the presentation currency of the Group is that of a non-hyperinflationary economy, comparative amounts are not adjusted for changes in the price level in the current year. Differences between these comparative amounts and current year hyperinflation adjusted equity balances are recognised in other comprehensive income. The carrying amounts of non-monetary assets and liabilities are adjusted to reflect the change in the general price index from the date of acquisition to the end of the reporting period. An impairment loss is recognised in profit or loss if the restated amount of a non-monetary item exceeds its estimated recoverable amount.

All the amounts in the associates’ financial statements (assets, liabilities, equity items, income, and expenses) are translated at the closing rate of the current year.

Gains or losses on the net monetary position are recognised in profit or loss.

Investment properties

Investment properties

Investment properties are measured initially at cost, including transaction costs. The carrying amount includes the cost of replacing part of an existing investment property at the time that cost is incurred if the recognition criteria are met; and excludes the costs of day to day servicing of an investment property. Subsequent to initial recognition, investment properties are stated at fair value, which reflects market conditions at the reporting date. Gains or losses arising from changes in the fair values of investment properties are included in the consolidated statement of income in the period in which they arise.

The fair value of the investment properties is determined by management and in doing so management considers the valuation performed by third parties who are specialists in valuing these types of investment properties.

Investment properties are derecognized when either they have been disposed of or when the investment property is permanently withdrawn from use and no future economic benefit is expected from its disposal.

The difference between the net disposal proceeds and the carrying amount of the asset is recognized in the consolidated statement of income in the period of derecognition. The amount of consideration to be included in the gain or loss arising from the derecognition of investment property is determined in accordance with the requirements for determining the transaction price in IFRS 15.

Transfers are made to or from investment property only when there is a change in use. For a transfer from investment property to owner occupied property, the deemed cost for subsequent accounting is the fair value at the date of change in use. If owner occupied property becomes an investment property, the Group accounts for such property in accordance with the policy stated under property, plant and equipment up to the date of change in use.

Property, premises and equipment

Property, premises and equipment

Property, premises and equipment are stated at cost less accumulated depreciation and any impairment in value. Depreciation is calculated on a straight-line basis over the estimated useful lives using the following estimated useful lives:

Years
Office buildings	20
Aircraft	12.5
Office furniture	5
Computers	3
Equipment	4
Leasehold improvements	5
Vehicles	5
Right-of-use assets	2 – 7

An item of property, premises and equipment and any significant part initially recognized, is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income when the asset is derecognized.

The assets’ residual values, useful lives and method of depreciation are reviewed and adjusted if appropriate at each financial year-end. Impairment reviews take place when events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment losses are recognized in the consolidated statement of income as an expense.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of income in the expense category that is consistent with the function of the intangible assets.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income.

Intangible assets include computer software and software licenses. These intangible assets are amortized on a straight-line basis over their estimated economic useful lives of 5 years.

Work in progress assets

Work in progress assets are stated at cost and include other direct costs and it is not depreciated until it is available for intended use.

Provisions

Provisions are recognized when the Group has an obligation (legal or constructive) as a result of a past event, and the costs to settle the obligation are both probable and able to be reliably measured.

Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the consolidated statement of income on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in share premium.

Gross written premiums

Gross written premiums comprise the total premiums receivable for the whole period of cover provided by contracts entered into during the accounting period. They are recognized on the date on which the policy commences. Premiums include any adjustments arising in the accounting period for premiums receivable in respect of business written in prior accounting periods. Rebates that form part of the premium rate, such as no-claim rebates, are deducted from the gross premium; others are recognized as an expense. Premiums also include estimates for pipeline premiums, representing amounts due on business written but not yet notified. The Group generally estimates the pipeline premium based on management’s judgment and prior experience.

Unearned premiums are those proportions of premiums written in a year that relate to periods of risk after the reporting date. Unearned premiums are calculated on a pro rata basis. The proportion attributable to subsequent periods is deferred as a provision for unearned premiums.

Reinsurance premiums

Reinsurance premiums comprise the total premiums payable for the reinsurance cover provided by retrocession contracts entered into during the year and are recognized on the date on which the policy incepts.

Premiums include any adjustments arising in the accounting period in respect of reinsurance contracts incepting in prior accounting periods.

Unearned reinsurance premiums are those proportions of premiums written in a year that relate to periods of risk after the reporting date. Unearned reinsurance premiums are deferred over the term of the underlying direct insurance policies for risks-attaching contracts and over the term of the reinsurance contract for losses occurring contracts.

Claims

Claims, comprising amounts payable to contract holders and third parties and related loss adjustment expenses, net of salvage and other recoveries, are charged to income as incurred. Claims comprise the estimated amounts payable, in respect of claims reported to the Group and those not reported at the consolidated statement of financial position date.

The Group generally estimates its claims based on appointed loss adjusters or leading underwriters’ recommendations. In addition, a provision based on management’s judgement and the Group’s prior experience is maintained for the cost of settling claims incurred but not reported at the consolidated statement of financial position date.

Policy acquisition costs and commissions earned

Policy acquisition costs and commission earned represent commissions paid and received in relation to the acquisition and renewal of insurance and retrocession contracts which are deferred and expensed over the same period over which the corresponding premiums are recognised in accordance with the earning pattern of the underlying contract.

Liability adequacy test

At each statement of financial position date, the Group assesses whether its recognized insurance liabilities are adequate using current estimates of future cash flows under its insurance contracts. If that assessment shows that the carrying amount of its unearned premiums (less related deferred policy acquisition costs) is inadequate in light of estimated future cash flows, the entire deficiency is immediately recognized in income and an unexpired risk provision is created.

The Group does not discount its liability for unpaid claims as the Group measures its insurance contract liabilities on an undiscounted basis.

Reinsurance

The Group cedes insurance risk in the normal course of business for all of its businesses. Reinsurance assets represent balances due from reinsurance companies. Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision or settled claims associated with the reinsurer’s policies and are in accordance with the related reinsurance contract.

Reinsurance assets are reviewed for impairment at each reporting date, or more frequently, when an indication of impairment arises during the reporting year. Impairment occurs when there is objective evidence as a result of an event that occurred after initial recognition of the reinsurance asset that the Group may not receive all outstanding amounts due under the terms of the contract and the event has a reliably measurable impact on the amounts that the Group will receive from the reinsurer. The impairment loss is recorded in the consolidated statement of income.

Gains or losses on buying reinsurance are recognized in the consolidated statement of income immediately at the date of purchase and are not amortized.

Ceded reinsurance arrangements do not relieve the Group from its obligations to policyholders.

The Group also assumes reinsurance risk in the normal course of business for non-life insurance contracts where applicable. Premiums and claims on assumed reinsurance are recognized as revenue or expenses in the same manner as they would be if the reinsurance were considered direct business, taking into account the product classification of the reinsured business. Reinsurance liabilities represent balances due to reinsurance companies. Amounts payable are estimated in a manner consistent with the related reinsurance contract.

Premiums and claims are presented on a gross basis for both ceded and assumed reinsurance.

Reinsurance assets or liabilities are derecognized when the contractual rights are extinguished or expire or when the contract is transferred to another party.

Reinsurance contracts that do not transfer significant insurance risk are accounted for directly through the statement of financial position. These are deposit assets or financial liabilities that are recognized based on the consideration paid or received less any explicit identified premiums or fees to be retained by the reinsured.

Excess of loss (XOL) reinsurance

The Group purchases reinsurance as part of its risk mitigation programmer. The Group has a non-proportional excess-of-loss reinsurance contracts designed to mitigate the Group’s net exposure of losses that exceed a specified limit including catastrophe losses. These contracts often specify a limit in losses for which the reinsurer will be responsible. This limit is agreed to in the reinsurance contract and protects the Group from dealing with an unlimited liability. Retention limits for the excess-of-loss reinsurance vary by line of business.

The XOL costs are determined at the inception of the reinsurance contract and are payable upfront in the form of ‘Minimum and Deposit Premium’ (MDP) subject to premium adjustment at the end of the contract period. Deferred excess of loss premiums are those proportions of premiums paid during the year that relate to periods of risk after the reporting date. Deferred premiums are calculated on a pro rata basis.

Excess of loss reinsurance also includes reinstatement premium and related cash flows within the boundary of the initial reinsurance contract arising from usage of primary reinsurance coverage limit. Reinstatement occurs at predetermined rates without giving reinsurer any right to exit or reprice the contract. This implies expected cash flows related to the reinstatement premium shall be within the boundary of the initial reinsurance contract and are not related to future contracts.

Equity settled Share-based payment plan

The Group operates an equity-settled share-based plan to its employees, under which the Group receives services from employees as consideration for equity instruments of the Group. The fair value of the employee services received in exchange for the grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted, at the grant date. The total expense is recognized during the vesting period, which is the period over which the specified vesting condition of the share-based payment are to be satisfied. At the end of each reporting period, the Group revises its estimates of the number of equity instruments that are expected to vest based on the vesting conditions and recognizes the impact of the revision of original estimates, if any, in the consolidated statement of income, with corresponding adjustment to equity.

Offsetting

Financial assets and financial liabilities are offset, and the net amount reported in the consolidated statement of financial position only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liability simultaneously. Income and expense are not offset in the consolidated statement of income unless required or permitted by any accounting standard or interpretation.

Foreign currencies

The Group’s consolidated financial statements are presented in United States Dollars, which is also the functional currency of the Group. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group entities at their respective functional currency rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange ruling at the reporting date. All differences are taken to the consolidated statement of income. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Group companies

The assets and liabilities of foreign operations are translated into United States Dollars at the rate of exchange prevailing at the reporting date and their statements of income are translated at exchange rates prevailing at the date of the transactions. The exchange differences arising on the translation are recognized in the consolidated statement of comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in the consolidated statement of income.

Taxation

The charge or credit for taxation is based upon the profit or loss for the year and takes into account taxation deferred because of temporary differences between the treatment of certain items for taxation and accounting purposes.

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries were the Group operates and generates taxable income.

Deferred tax

Deferred tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences.

Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credit and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Interest income

Interest income included in investment income is recognized as the interest accrues using the effective interest method, under which the rate used exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Dividend income

Dividend revenue included in investment income is recognized when the right to receive the payment is established.

Other revenues and expenses

Other revenues consist of chartered flights revenues which are recognized when the transportation is provided. Related expenses are recognized in the same period as the revenues to which they relate.

Leasing

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities.

The Group has included the right-of-use assets arising from the lease contracts within property, plant and premises in the consolidated statement of financial position (note 13).

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

The Group has included the lease obligations arising from the lease contracts within the other liabilities in the consolidated statement of financial position (note 16).

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to some of its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value (i.e., below USD 5 thousand). Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

In the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s management determines the policies and procedures for both recurring fair value measurement, such as unquoted available for sale financial assets.

At each reporting date, the management analyses the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies. For this analysis, the management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Segment reporting

Reporting segments and segment measures are explained and disclosed in note 31 Segment information.

Listing related Expenses

Listing transaction related costs are charged to the consolidated statement of income as incurred.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognised in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements, apart from those involving estimations, which have the most significant effect in the amounts recognized in the consolidated financial statements:

Classification of investments

Financial assets are classified, at initial recognition, at cost and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

Determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for additional terms. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew.

The Group considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The Group included the renewal period as part of the lease term for leases of property, premises and equipment due to the significance of these assets to its operations. These leases have a short non-cancellable period and there will be a significant negative effect on the Group’s operations if a replacement is not readily available.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Valuation of insurance contract liabilities

Considerable judgement by management is required in the estimation of amounts due to contract holders arising from claims made under insurance contracts. Such estimates are necessarily based on assumptions about several factors involving varying, and possibly significant, degrees of judgement and uncertainty and actual results may differ from management’s estimates resulting in future changes in estimated liabilities.

In particular, estimates have to be made for both the expected ultimate cost of claims reported and the expected ultimate cost of claims incurred but not yet reported (IBNR) at the consolidated statement of financial position date. The primary technique adopted by management in estimating the cost of notified and IBNR claims is that of using past claim settlement trends to predict future claims settlement trends. Claims requiring court or arbitration decisions are estimated individually. Independent loss adjustors normally estimate property claims. Management reviews its provisions for claims incurred, and claims incurred but not reported, on a quarterly basis.

Similar judgements, estimates and assumptions are employed in the assessment of adequacy of provisions for unearned premiums. Judgement is also required in determining whether the pattern of insurance service provided by a contract requires amortization of unearned premiums on a basis other than time apportionment.

Total carrying amount of insurance contract liabilities as at year ended 31 December 2021 was USD 575,899 thousand (2020: USD 492,255 thousand). As at 31 December 2021, gross incurred but not reported claims (IBNR) amounted to USD 268,953 thousand (2020: USD 179,921 thousand) out of the total insurance contract liabilities.

Valuation of investment properties

Investment properties amounted to USD 16,308 thousand as at 31 December 2021 (2020: USD 20,012 thousand) and are stated at fair value. Management has determined the fair value and in doing so has considered valuation performed by a third-party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm).

Valuation of investment properties of the associates

Investment in associates amounted to USD 5,693 thousand as at December 31, 2021 (2020: USD 11,583 thousand). The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value determined by management. In doing so, management has considered valuation performed by third party specialist using the sales comparison approach. The real estate market in Lebanon has changed significantly since the onset of the financial crisis that affected the country. Due to the relatively limited information available under the prevailing market conditions, and as a result of artificial demand created by investors outside the professional real estate development industry, who primarily aim to divest from cash assets into more secure holdings, prices found on the market are uncertain. Furthermore, since the majority of property owners are only accepting payments in US Dollars and not in local Lebanese currency, demand for commercial buildings has dropped considerably. Accordingly, prices found on the market at year end 2021, including achieved sales prices, are only indicative and may not hold if the market were to be corrected.

Expected credit loss for insurance receivables

The Group uses a provision matrix to calculate ECLs for insurance receivables. The provision rates are based on days past due for groupings of various policy holder’s segments that have similar default patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecast economic conditions (i.e.
Work in progress assets	Work in progress assets Work in progress assets are stated at cost and include other direct costs and it is not depreciated until it is available for intended use.
Provisions

Provisions

Provisions are recognized when the Group has an obligation (legal or constructive) as a result of a past event, and the costs to settle the obligation are both probable and able to be reliably measured.

Treasury shares

Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the consolidated statement of income on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in share premium.

Gross written premiums

Gross written premiums

Gross written premiums comprise the total premiums receivable for the whole period of cover provided by contracts entered into during the accounting period. They are recognized on the date on which the policy commences. Premiums include any adjustments arising in the accounting period for premiums receivable in respect of business written in prior accounting periods. Rebates that form part of the premium rate, such as no-claim rebates, are deducted from the gross premium; others are recognized as an expense. Premiums also include estimates for pipeline premiums, representing amounts due on business written but not yet notified. The Group generally estimates the pipeline premium based on management’s judgment and prior experience.

Unearned premiums are those proportions of premiums written in a year that relate to periods of risk after the reporting date. Unearned premiums are calculated on a pro rata basis. The proportion attributable to subsequent periods is deferred as a provision for unearned premiums.

Reinsurance premiums

Reinsurance premiums

Reinsurance premiums comprise the total premiums payable for the reinsurance cover provided by retrocession contracts entered into during the year and are recognized on the date on which the policy incepts.

Premiums include any adjustments arising in the accounting period in respect of reinsurance contracts incepting in prior accounting periods.

Unearned reinsurance premiums are those proportions of premiums written in a year that relate to periods of risk after the reporting date. Unearned reinsurance premiums are deferred over the term of the underlying direct insurance policies for risks-attaching contracts and over the term of the reinsurance contract for losses occurring contracts.

Claims

Claims

Claims, comprising amounts payable to contract holders and third parties and related loss adjustment expenses, net of salvage and other recoveries, are charged to income as incurred. Claims comprise the estimated amounts payable, in respect of claims reported to the Group and those not reported at the consolidated statement of financial position date.

The Group generally estimates its claims based on appointed loss adjusters or leading underwriters’ recommendations. In addition, a provision based on management’s judgement and the Group’s prior experience is maintained for the cost of settling claims incurred but not reported at the consolidated statement of financial position date.

Policy acquisition costs and commissions earned

Policy acquisition costs and commissions earned

Policy acquisition costs and commission earned represent commissions paid and received in relation to the acquisition and renewal of insurance and retrocession contracts which are deferred and expensed over the same period over which the corresponding premiums are recognised in accordance with the earning pattern of the underlying contract.

Liability adequacy test

Liability adequacy test

At each statement of financial position date, the Group assesses whether its recognized insurance liabilities are adequate using current estimates of future cash flows under its insurance contracts. If that assessment shows that the carrying amount of its unearned premiums (less related deferred policy acquisition costs) is inadequate in light of estimated future cash flows, the entire deficiency is immediately recognized in income and an unexpired risk provision is created.

The Group does not discount its liability for unpaid claims as the Group measures its insurance contract liabilities on an undiscounted basis.

Reinsurance

Reinsurance

The Group cedes insurance risk in the normal course of business for all of its businesses. Reinsurance assets represent balances due from reinsurance companies. Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision or settled claims associated with the reinsurer’s policies and are in accordance with the related reinsurance contract.

Reinsurance assets are reviewed for impairment at each reporting date, or more frequently, when an indication of impairment arises during the reporting year. Impairment occurs when there is objective evidence as a result of an event that occurred after initial recognition of the reinsurance asset that the Group may not receive all outstanding amounts due under the terms of the contract and the event has a reliably measurable impact on the amounts that the Group will receive from the reinsurer. The impairment loss is recorded in the consolidated statement of income.

Gains or losses on buying reinsurance are recognized in the consolidated statement of income immediately at the date of purchase and are not amortized.

Ceded reinsurance arrangements do not relieve the Group from its obligations to policyholders.

The Group also assumes reinsurance risk in the normal course of business for non-life insurance contracts where applicable. Premiums and claims on assumed reinsurance are recognized as revenue or expenses in the same manner as they would be if the reinsurance were considered direct business, taking into account the product classification of the reinsured business. Reinsurance liabilities represent balances due to reinsurance companies. Amounts payable are estimated in a manner consistent with the related reinsurance contract.

Premiums and claims are presented on a gross basis for both ceded and assumed reinsurance.

Reinsurance assets or liabilities are derecognized when the contractual rights are extinguished or expire or when the contract is transferred to another party.

Reinsurance contracts that do not transfer significant insurance risk are accounted for directly through the statement of financial position. These are deposit assets or financial liabilities that are recognized based on the consideration paid or received less any explicit identified premiums or fees to be retained by the reinsured.

Excess of loss (XOL) reinsurance

Excess of loss (XOL) reinsurance

The Group purchases reinsurance as part of its risk mitigation programmer. The Group has a non-proportional excess-of-loss reinsurance contracts designed to mitigate the Group’s net exposure of losses that exceed a specified limit including catastrophe losses. These contracts often specify a limit in losses for which the reinsurer will be responsible. This limit is agreed to in the reinsurance contract and protects the Group from dealing with an unlimited liability. Retention limits for the excess-of-loss reinsurance vary by line of business.

The XOL costs are determined at the inception of the reinsurance contract and are payable upfront in the form of ‘Minimum and Deposit Premium’ (MDP) subject to premium adjustment at the end of the contract period. Deferred excess of loss premiums are those proportions of premiums paid during the year that relate to periods of risk after the reporting date. Deferred premiums are calculated on a pro rata basis.

Excess of loss reinsurance also includes reinstatement premium and related cash flows within the boundary of the initial reinsurance contract arising from usage of primary reinsurance coverage limit. Reinstatement occurs at predetermined rates without giving reinsurer any right to exit or reprice the contract. This implies expected cash flows related to the reinstatement premium shall be within the boundary of the initial reinsurance contract and are not related to future contracts.

Equity settled Share-based payment plan

Equity settled Share-based payment plan

The Group operates an equity-settled share-based plan to its employees, under which the Group receives services from employees as consideration for equity instruments of the Group. The fair value of the employee services received in exchange for the grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted, at the grant date. The total expense is recognized during the vesting period, which is the period over which the specified vesting condition of the share-based payment are to be satisfied. At the end of each reporting period, the Group revises its estimates of the number of equity instruments that are expected to vest based on the vesting conditions and recognizes the impact of the revision of original estimates, if any, in the consolidated statement of income, with corresponding adjustment to equity.

Offsetting

Offsetting

Financial assets and financial liabilities are offset, and the net amount reported in the consolidated statement of financial position only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liability simultaneously. Income and expense are not offset in the consolidated statement of income unless required or permitted by any accounting standard or interpretation.

Foreign currencies

Foreign currencies

The Group’s consolidated financial statements are presented in United States Dollars, which is also the functional currency of the Group. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group entities at their respective functional currency rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange ruling at the reporting date. All differences are taken to the consolidated statement of income. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Group companies

The assets and liabilities of foreign operations are translated into United States Dollars at the rate of exchange prevailing at the reporting date and their statements of income are translated at exchange rates prevailing at the date of the transactions. The exchange differences arising on the translation are recognized in the consolidated statement of comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in the consolidated statement of income.

Taxation

Taxation

The charge or credit for taxation is based upon the profit or loss for the year and takes into account taxation deferred because of temporary differences between the treatment of certain items for taxation and accounting purposes.

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries were the Group operates and generates taxable income.

Deferred tax

Deferred tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences.

Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credit and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Interest income

Interest income

Interest income included in investment income is recognized as the interest accrues using the effective interest method, under which the rate used exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Dividend income	Dividend income Dividend revenue included in investment income is recognized when the right to receive the payment is established.
Other revenues and expenses

Other revenues and expenses

Other revenues consist of chartered flights revenues which are recognized when the transportation is provided. Related expenses are recognized in the same period as the revenues to which they relate.

Leasing

Leasing

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities.

The Group has included the right-of-use assets arising from the lease contracts within property, plant and premises in the consolidated statement of financial position (note 13).

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

The Group has included the lease obligations arising from the lease contracts within the other liabilities in the consolidated statement of financial position (note 16).

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to some of its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value (i.e., below USD 5 thousand). Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

In the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s management determines the policies and procedures for both recurring fair value measurement, such as unquoted available for sale financial assets.

At each reporting date, the management analyses the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies. For this analysis, the management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Segment reporting

Reporting segments and segment measures are explained and disclosed in note 31 Segment information.

Listing related Expenses

Listing transaction related costs are charged to the consolidated statement of income as incurred.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognised in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements, apart from those involving estimations, which have the most significant effect in the amounts recognized in the consolidated financial statements:

Classification of investments

Financial assets are classified, at initial recognition, at cost and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

Determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for additional terms. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew.

The Group considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The Group included the renewal period as part of the lease term for leases of property, premises and equipment due to the significance of these assets to its operations. These leases have a short non-cancellable period and there will be a significant negative effect on the Group’s operations if a replacement is not readily available.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Valuation of insurance contract liabilities

Considerable judgement by management is required in the estimation of amounts due to contract holders arising from claims made under insurance contracts. Such estimates are necessarily based on assumptions about several factors involving varying, and possibly significant, degrees of judgement and uncertainty and actual results may differ from management’s estimates resulting in future changes in estimated liabilities.

In particular, estimates have to be made for both the expected ultimate cost of claims reported and the expected ultimate cost of claims incurred but not yet reported (IBNR) at the consolidated statement of financial position date. The primary technique adopted by management in estimating the cost of notified and IBNR claims is that of using past claim settlement trends to predict future claims settlement trends. Claims requiring court or arbitration decisions are estimated individually. Independent loss adjustors normally estimate property claims. Management reviews its provisions for claims incurred, and claims incurred but not reported, on a quarterly basis.

Similar judgements, estimates and assumptions are employed in the assessment of adequacy of provisions for unearned premiums. Judgement is also required in determining whether the pattern of insurance service provided by a contract requires amortization of unearned premiums on a basis other than time apportionment.

Total carrying amount of insurance contract liabilities as at year ended 31 December 2021 was USD 575,899 thousand (2020: USD 492,255 thousand). As at 31 December 2021, gross incurred but not reported claims (IBNR) amounted to USD 268,953 thousand (2020: USD 179,921 thousand) out of the total insurance contract liabilities.

Valuation of investment properties

Investment properties amounted to USD 16,308 thousand as at 31 December 2021 (2020: USD 20,012 thousand) and are stated at fair value. Management has determined the fair value and in doing so has considered valuation performed by a third-party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm).

Valuation of investment properties of the associates

Investment in associates amounted to USD 5,693 thousand as at December 31, 2021 (2020: USD 11,583 thousand). The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value determined by management. In doing so, management has considered valuation performed by third party specialist using the sales comparison approach. The real estate market in Lebanon has changed significantly since the onset of the financial crisis that affected the country. Due to the relatively limited information available under the prevailing market conditions, and as a result of artificial demand created by investors outside the professional real estate development industry, who primarily aim to divest from cash assets into more secure holdings, prices found on the market are uncertain. Furthermore, since the majority of property owners are only accepting payments in US Dollars and not in local Lebanese currency, demand for commercial buildings has dropped considerably. Accordingly, prices found on the market at year end 2021, including achieved sales prices, are only indicative and may not hold if the market were to be corrected.

Expected credit loss for insurance receivables

The Group uses a provision matrix to calculate ECLs for insurance receivables. The provision rates are based on days past due for groupings of various policy holder’s segments that have similar default patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecast economic conditions (i.e.
Lease liabilities

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

The Group has included the lease obligations arising from the lease contracts within the other liabilities in the consolidated statement of financial position (note 16).

Short-term leases and leases of low-value assets

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to some of its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value (i.e., below USD 5 thousand). Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

In the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s management determines the policies and procedures for both recurring fair value measurement, such as unquoted available for sale financial assets.

At each reporting date, the management analyses the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies. For this analysis, the management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Segment reporting

Reporting segments and segment measures are explained and disclosed in note 31 Segment information.

Listing related Expenses

Listing transaction related costs are charged to the consolidated statement of income as incurred.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognised in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements, apart from those involving estimations, which have the most significant effect in the amounts recognized in the consolidated financial statements:

Classification of investments

Financial assets are classified, at initial recognition, at cost and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

Determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for additional terms. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew.

The Group considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The Group included the renewal period as part of the lease term for leases of property, premises and equipment due to the significance of these assets to its operations. These leases have a short non-cancellable period and there will be a significant negative effect on the Group’s operations if a replacement is not readily available.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Valuation of insurance contract liabilities

Considerable judgement by management is required in the estimation of amounts due to contract holders arising from claims made under insurance contracts. Such estimates are necessarily based on assumptions about several factors involving varying, and possibly significant, degrees of judgement and uncertainty and actual results may differ from management’s estimates resulting in future changes in estimated liabilities.

In particular, estimates have to be made for both the expected ultimate cost of claims reported and the expected ultimate cost of claims incurred but not yet reported (IBNR) at the consolidated statement of financial position date. The primary technique adopted by management in estimating the cost of notified and IBNR claims is that of using past claim settlement trends to predict future claims settlement trends. Claims requiring court or arbitration decisions are estimated individually. Independent loss adjustors normally estimate property claims. Management reviews its provisions for claims incurred, and claims incurred but not reported, on a quarterly basis.

Similar judgements, estimates and assumptions are employed in the assessment of adequacy of provisions for unearned premiums. Judgement is also required in determining whether the pattern of insurance service provided by a contract requires amortization of unearned premiums on a basis other than time apportionment.

Total carrying amount of insurance contract liabilities as at year ended 31 December 2021 was USD 575,899 thousand (2020: USD 492,255 thousand). As at 31 December 2021, gross incurred but not reported claims (IBNR) amounted to USD 268,953 thousand (2020: USD 179,921 thousand) out of the total insurance contract liabilities.

Valuation of investment properties

Investment properties amounted to USD 16,308 thousand as at 31 December 2021 (2020: USD 20,012 thousand) and are stated at fair value. Management has determined the fair value and in doing so has considered valuation performed by a third-party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm).

Valuation of investment properties of the associates

Investment in associates amounted to USD 5,693 thousand as at December 31, 2021 (2020: USD 11,583 thousand). The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value determined by management. In doing so, management has considered valuation performed by third party specialist using the sales comparison approach. The real estate market in Lebanon has changed significantly since the onset of the financial crisis that affected the country. Due to the relatively limited information available under the prevailing market conditions, and as a result of artificial demand created by investors outside the professional real estate development industry, who primarily aim to divest from cash assets into more secure holdings, prices found on the market are uncertain. Furthermore, since the majority of property owners are only accepting payments in US Dollars and not in local Lebanese currency, demand for commercial buildings has dropped considerably. Accordingly, prices found on the market at year end 2021, including achieved sales prices, are only indicative and may not hold if the market were to be corrected.

Expected credit loss for insurance receivables

The Group uses a provision matrix to calculate ECLs for insurance receivables. The provision rates are based on days past due for groupings of various policy holder’s segments that have similar default patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecast economic conditions (i.e.
Fair values

Fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

In the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s management determines the policies and procedures for both recurring fair value measurement, such as unquoted available for sale financial assets.

At each reporting date, the management analyses the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies. For this analysis, the management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Segment reporting	Segment reporting Reporting segments and segment measures are explained and disclosed in note 31 Segment information.
Listing related Expenses	Listing related Expenses Listing transaction related costs are charged to the consolidated statement of income as incurred.
Business combinations and goodwill

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognised in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Significant accounting judgements, estimates and assumptions

Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements, apart from those involving estimations, which have the most significant effect in the amounts recognized in the consolidated financial statements:

Classification of investments

Classification of investments

Financial assets are classified, at initial recognition, at cost and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

Determining the lease term of contracts with renewal options

Determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for additional terms. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew.

The Group considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The Group included the renewal period as part of the lease term for leases of property, premises and equipment due to the significance of these assets to its operations. These leases have a short non-cancellable period and there will be a significant negative effect on the Group’s operations if a replacement is not readily available.

Estimates and assumptions

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Valuation of insurance contract liabilities

Valuation of insurance contract liabilities

Considerable judgement by management is required in the estimation of amounts due to contract holders arising from claims made under insurance contracts. Such estimates are necessarily based on assumptions about several factors involving varying, and possibly significant, degrees of judgement and uncertainty and actual results may differ from management’s estimates resulting in future changes in estimated liabilities.

In particular, estimates have to be made for both the expected ultimate cost of claims reported and the expected ultimate cost of claims incurred but not yet reported (IBNR) at the consolidated statement of financial position date. The primary technique adopted by management in estimating the cost of notified and IBNR claims is that of using past claim settlement trends to predict future claims settlement trends. Claims requiring court or arbitration decisions are estimated individually. Independent loss adjustors normally estimate property claims. Management reviews its provisions for claims incurred, and claims incurred but not reported, on a quarterly basis.

Similar judgements, estimates and assumptions are employed in the assessment of adequacy of provisions for unearned premiums. Judgement is also required in determining whether the pattern of insurance service provided by a contract requires amortization of unearned premiums on a basis other than time apportionment.

Total carrying amount of insurance contract liabilities as at year ended 31 December 2021 was USD 575,899 thousand (2020: USD 492,255 thousand). As at 31 December 2021, gross incurred but not reported claims (IBNR) amounted to USD 268,953 thousand (2020: USD 179,921 thousand) out of the total insurance contract liabilities.

Valuation of investment properties

Valuation of investment properties

Investment properties amounted to USD 16,308 thousand as at 31 December 2021 (2020: USD 20,012 thousand) and are stated at fair value. Management has determined the fair value and in doing so has considered valuation performed by a third-party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm).

Valuation of investment properties of the associates

Valuation of investment properties of the associates

Investment in associates amounted to USD 5,693 thousand as at December 31, 2021 (2020: USD 11,583 thousand). The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value determined by management. In doing so, management has considered valuation performed by third party specialist using the sales comparison approach. The real estate market in Lebanon has changed significantly since the onset of the financial crisis that affected the country. Due to the relatively limited information available under the prevailing market conditions, and as a result of artificial demand created by investors outside the professional real estate development industry, who primarily aim to divest from cash assets into more secure holdings, prices found on the market are uncertain. Furthermore, since the majority of property owners are only accepting payments in US Dollars and not in local Lebanese currency, demand for commercial buildings has dropped considerably. Accordingly, prices found on the market at year end 2021, including achieved sales prices, are only indicative and may not hold if the market were to be corrected.

Expected credit loss for insurance receivables

Expected credit loss for insurance receivables

The Group uses a provision matrix to calculate ECLs for insurance receivables. The provision rates are based on days past due for groupings of various policy holder’s segments that have similar default patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecast economic conditions (i.e., gross domestic product) are expected to deteriorate over the next year which can lead to an increased number of defaults in the sector, the historical default rates are adjusted. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of policy holder’s actual default in the future.

In its ECL models, the Group relies on a range of forward-looking information as economic inputs, such as:

•        Real GDP growth by region

•        Projected GDP growth by region

In determining impairment of financial assets, judgement is required in the estimation of the amount and timing of future cash flows as well as an assessment of whether the credit risk on the financial asset has increased significantly since initial recognition and incorporation of forward-looking information in the measurement of ECL.

The Group considers insurance receivables in default when contractual payments are 360 days past due, and in doing so management considers but does not depend only on the age of the relevant accounts receivable. The adequacy of the Group’s past estimates as well as the high turnover ratio of receivables are also considered as main factors in evaluating the collectability of insurance receivables, especially in regions where the Group has experienced historical trends of slow collection such as the Middle East and Africa. Even in such regions, however, the Group has typically ultimately recovered the due premiums in full.

The Group has in place credit appraisal policies for written business. The Group monitors and follows up on receivables for insurance transactions on an ongoing basis. Wherever, as a result of this formal chasing process, management determines that the settlement of a receivable is not probable, a notice of cancellation (NOC) will be issued within 30 – 60 days from the premium past due date. If the premium due is not paid within the NOC period, the insurance policy will be cancelled ab initio.

The Group does not pay claims on policies where the policyholder is past due on premium payments, except for cases where the policyholder’s broker confirms that the due premium is in the process of being collected.

Total expected credit losses on insurance receivables as at year ended 31 December 2021 was USD 14,356 thousand (2020: USD 9,235 thousand).

Ultimate premiums

Ultimate premiums

In addition to reported premium income, the Group also includes an estimate for pipeline premiums representing amount due on business written but not yet reported. This is based on management’s judgement of market conditions and historical data using premium development patterns evident from active underwriting years to predict ultimate premiums trends at the close of the fiscal period.

Estimated pipeline premiums as at year ended 31 December 2021 was USD 1,379 thousand (2020: USD 3,249 thousand).